Noncontrolling Interest - Summary of Ownership Units (Detail) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock Issued	139,703,560	138,792,192
Ownership percentage	100.00%	100.00%
Class A Common Stock [Member]
Noncontrolling Interest [Line Items]
Common Stock Issued	15,636,062	14,659,794	2,984,212
Class A Common Stock [Member] | UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock Issued	15,636,062	14,659,794
Ownership percentage	11.20%	10.60%
Class V Common Stock [Member]
Noncontrolling Interest [Line Items]
Common Stock Issued	124,067,498	124,132,398	125,919,180
Class V Common Stock [Member] | UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock Issued	124,067,498	124,132,398
Ownership percentage	88.80%	89.40%